CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue, net	$ 193,113	$ 1,744,629	$ 1,275,425
Cost of sales	(149,447)	(1,311,566)	(1,008,821)
	43,666	433,063	266,604
Interest income	18,864	6,197	115,762
Gain on disposal of plant and equipment			212,195
(Loss)/gain on fair value change in derivative financial instruments	(842,463)	2,312,197	127,551
Other income	335,807	82,561	807,831
	(444,126)	2,834,018	1,529,943
Expenses
Employee benefit expenses	(1,613,922)	(2,212,643)	(4,034,378)
Depreciation and amortization expenses	(1,326,811)	(2,078,762)	(3,174,784)
Professional and consulting expenses	(2,376,038)	(1,373,907)	(2,019,970)
Travel and accommodation expenses	(91,385)	(40,895)	(281,895)
Office expenses and supplies	(142,482)	(310,360)	(312,343)
Rental costs	(116,406)	(126,382)	(637,321)
Other operating expenses	(378,500)	(480,015)	(794,036)
Finance costs	(2,000,952)	(2,100,272)	(1,561,625)
Provision for impairment loss of goodwill			4,486,301
Reversal/ (Provision) of allowance for inventory obsolescence	9,439	17,671	(799,871)
Provision for bad debt	(14,390)	(58,932)
Gain/ (loss) on disposal of subsidiaries	1,998,269	(28,990)
Plant and equipment written off		(110)
Provision for impairment loss on intangible assets		(3,459,340)
Development projects written off		(930,356)
Exchange loss	(88,322)	(194,383)	(10,296)
Total expenses	(6,141,500)	(13,377,676)	(18,112,820)
Loss before income tax	(6,585,626)	(10,543,658)	(16,582,877)
Income tax expense			(117,322)
Loss for the year	(6,585,626)	(10,543,658)	(16,700,199)
Items that may be re-classified subsequently to profit or loss:
Fair value through other comprehensive income	62,500
Exchange differences on translation of financial statements of overseas subsidiaries	158,547	55,673	157,471
Other comprehensive income for the year, net of tax	221,047	55,673	157,471
	(6,364,579)	(10,487,985)	(16,542,728)
Loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited	(5,771,510)	(10,034,077)	(15,646,147)
Non-controlling interests	(814,116)	(509,581)	(1,054,052)
	(6,585,626)	(10,543,658)	(16,700,199)
Total comprehensive loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited	(5,830,540)	(9,885,412)	(15,540,317)
Non-controlling interests	$ (534,039)	$ (602,573)	$ (1,002,411)